Consolidated Income Statement - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Interest income (Note 17.14)	$ 30,416,242	$ 22,264,831
Interest expenses (Note 17.15)	(17,413,360)	(8,309,665)
Net interest income	13,002,882	13,955,166
Net income from financial instruments (NIFFI) at fair value through profit or loss (Note 17.16)	6,310,371	3,545,647
Exchange rate differences on gold and foreign currency	1,126,705	393,112
NIFFI And Exchange Rate Differences	7,437,076	3,938,759
Net Financial Income	20,439,958	17,893,925
Services Fee Income (Note 17.17)	5,927,689	6,063,719
Expenses from commissions	(1,418,180)	(1,220,427)
Income from insurance activities (Note 17.19)	848,665	899,491
Net Service Fee Income	5,358,174	5,742,783
Subtotal	25,798,132	23,636,708
Results from exposure to changes in the purchasing power of money	(6,015,001)	(2,591,255)
Other operating income (Note 17.20)	2,473,558	1,838,024
Loan loss provisions	(5,179,033)	(4,033,187)
Net operating income	17,077,656	18,850,290
Personnel expenses (Note 17.21)	8,778,580	8,736,238
Administration expenses (Note 17.22)	5,600,508	4,918,531
Depreciation and impairment of non-financial assets (Note 17.23)	432,389	621,988
Other operating expenses (Note 17.24)	4,311,940	4,156,824
Income / (loss) before taxes	(2,045,761)	416,709
Income tax (Note 5)	(1,010,888)	(1,171,969)
Net income / (loss) for the year	(3,056,649)	(755,260)
Net loss for the year attributable to owners of the parent company	(3,028,003)	(754,370)
Net loss for the year attributable to non-controlling interests	$ (28,646)	$ (890)